Accrued expenses and other current liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accrued expenses and other current liabilities
Schedule of accrued expenses and other current liabilities

	June 30, 2022 $	December 31, 2021 $
Accrued staff costs	1,516,782	1,763,099
Accrued expenses	6,676,852	12,131,214
Accrued professional fee	660,400	11,877,996
Value added tax payable	—	1,893,190
Deposit liabilities	769,187	2,690,842
Other payables and accruals	5,112,766	5,923,957

	14,735,987	36,280,298

	December 31,
	2021 $	2020 $
Accrued staff costs	1,763,099	2,285,566
Accrued expenses	12,131,214	1,892,119
Accrued professional fee	11,877,996	373,441
Value added tax payable	1,893,190	1,819,578
Deposit liabilities	2,690,842	1,215,761
Other payables and accruals	5,923,957	1,343,030

	36,280,298	8,929,495